Segment Information - Schedule of Financial Information of Operating Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Segment capital expenditures:
Capital Expenditures		$ 90,494	$ 43,514
Segment assets:
Assets		1,588,949	392,088
Operating Segments [Member]
Segment capital expenditures:
Capital Expenditures		88,000	40,179
Segment assets:
Assets		1,616,831	396,474
Intersegment Eliminations [Member]
Segment assets:
Assets		(41,639)	(4,386)
Production Solutions [Member] | Operating Segments [Member]
Segment capital expenditures:
Capital Expenditures		51,207	39,035
Segment assets:
Assets		886,372	340,198
Natural Gas Technologies [Member] | Operating Segments [Member]
Segment capital expenditures:
Capital Expenditures		36,793	1,144
Segment assets:
Assets		730,459	56,276
Corporate and other | Operating Segments [Member]
Segment capital expenditures:
Capital Expenditures		2,494	3,335
Segment assets:
Assets	[1]	$ 13,757	$ 0

[1]	Corporate costs incurred without revenues do not constitute business activities and therefore, do not meet the criteria of an operating segment. These costs have been combined into Corporate and other. Corporate and other includes (i) corporate and overhead costs, and (ii) capitalized costs related to the IPO and debt issuance.